Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Earnings Per Share
Net income attributable to ITAÚ UNIBANCO HOLDING’s shareholders is divided by the average number of outstanding shares in the period, excluding treasury shares.

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Net income attributable to owners of the parent company	18,896	27,113	24,907
Minimum non-cumulative dividends on preferred shares	(106)	(105)	(104)
Retained earnings to be distributed to common equity owners in an amount per	(109)	(109)	(109)
share equal to the minimum dividend payable to preferred equity owners
Retained earnings to be distributed, on a pro rata basis, to common andpreferred equity owners:
Common	9,491	13,693	12,599
Preferred	9,190	13,206	12,095
Total net income available to equity owners:
Common	9,600	13,802	12,708
Preferred	9,296	13,311	12,199
Weighted average number of outstanding shares
Common	4,958,290,359	4,958,290,359	4,958,290,359
Preferred	4,801,324,161	4,781,855,588	4,759,872,085
Basic earnings per share – R$
Common	1.94	2.78	2.56
Preferred	1.94	2.78	2.56

b) Diluted earnings per share

Calculated similarly to the basic earnings per share; however, it includes the conversion of all preferred shares potentially dilutable in the denominator.

	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2018
Net income available to preferred equity owners	9,296	13,311	12,199
Dividends on preferred shares after dilution effects	41	64	72
Net income available to preferred equity owners considering preferred shares after the dilution effect	9,337	13,375	12,271
Net income available to ordinary equity owners	9,600	13,802	12,708
Dividend on preferred shares after dilution effects	(41)	(64)	(72)
Net income available to ordinary equity owners considering preferred shares afterthe dilution effect	9,559	13,738	12,636
Adjusted weighted average of shares
Common	4,958,290,359	4,958,290,359	4,958,290,359
Preferred	4,843,233,835	4,826,925,107	4,815,473,777
Preferred	4,801,324,161	4,781,855,588	4,759,872,085
Incremental as per share-based payment plans	41,909,674	45,069,519	55,601,692
Diluted earnings per share – R$
Common	1.93	2.77	2.55
Preferred	1.93	2.77	2.55